Statements of Cash Flows (USD $)	6 Months Ended		316 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net loss	$ (22,979)	$ (6,674)	$ (178,253)
Adjustments to reconcile net loss to cash provided (used) by operating activities:
Depreciation and amortization	0	0	17,000
Common stock issued for services rendered	0	0	33,000
Changes in liabilities:
Increase in accounts payable and accrued expenses	7,130	(275)	67,150
Accrued interest	3,492	3,064	9,511
Net cash provided (used) by operating activities	(12,357)	(3,885)	(51,592)
Cash Flows from Investing Activities
Net cash provided (used) by investing activities	0	0	0
Cash Flows from Financing Activities
Proceeds from notes payable	14,000	5,000	53,600
Net cash provided (used) by financing activities	14,000	5,000	53,600
Increase in cash	1,643	1,115	2,008
Cash and cash equivalents at beginning of period	365	1,284	0
Cash and cash equivalents at end of period	2,008	2,399	2,008
Supplemental Cash Flow Information:
Cash paid for interest	0	0	0
Cash paid for income taxes	0	0	0
Non-Cash Investing and Financing Activities
Stock issued for marketing rights	0	0	17,000
Converted accounts payable and advances into loans	$ 0	$ 71,450	$ 71,450